Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information
2. Segment Information
The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.
Annuities
The Annuities segment offers a variety of variable, fixed, index-linked and income annuities designed to address contract holders’ needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.
Life
The Life segment offers insurance products and services, including term, whole, universal and variable life products designed to address policyholders’ needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.
Run-off
The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, bank-owned life insurance policies, funding agreements and universal life with secondary guarantees (“ULSG”).
Corporate & Other
Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company’s outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long term care and workers compensation business reinsured through 100% quota share reinsurance agreements, and term life insurance sold direct to consumers, which is no longer being offered for new sales.
Financial Measures and Segment Accounting Policies
Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by the investor community. Adjusted earnings should not be viewed as a substitute for net income (loss).
Adjusted earnings, which may be positive or negative, focuses on the Company’s primary businesses principally by excluding the impact of market volatility, which could distort trends, as well as businesses that have been or will be sold or exited by the Company, referred to as divested businesses.
The following are the significant items excluded from total revenues in calculating adjusted earnings:

•	Net investment gains (losses);

•
Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

•	Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees (“GMIB Fees”).
The following are the significant items excluded from total expenses in calculating adjusted earnings:

•	Amounts associated with benefits and hedging costs related to GMIBs (“GMIB Costs”);

•
Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts (“Market Value Adjustments”); and

•	Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.
The tax impact of the adjustments mentioned above are calculated net of the U.S. statutory tax rate, which could differ from the Company’s effective tax rate.
Set forth in the tables below is certain financial information with respect to the Company’s segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company’s consolidated and combined financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the historical method of capital allocation described below.
The internal capital model is a risk capital model that reflects management’s judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company’s long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company’s business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviewed its approach periodically to ensure that it remained consistent with emerging industry practice standards.
Beginning in 2018, the Company will allocate equity to the segments based on its new statutory capital oriented internal capital allocation model, which considers capital requirements and aligns with emerging standards and consistent risk principles.
In 2017 and prior years, segment net investment income was credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company’s consolidated and combined net investment income, or net income (loss). Going forward, investment portfolios will be funded to support both liabilities and allocated surplus of each segment, requiring no allocated equity adjustments to net investment income. The impact to segment results is not expected to be material. Net investment income is based upon the actual results of each segment’s specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company’s product pricing.

	Operating Results
Year Ended December 31, 2017	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Pre-tax adjusted earnings	$1,386	$7	$147	$57	$1,597
Provision for income tax expense (benefit)	369	(9)	43	274	677
Adjusted earnings	$1,017	$16	$104	$(217)	920
Adjustments for:
Net investment gains (losses)					(28)
Net derivative gains (losses)					(1,620)
Other adjustments to net income					(564)
Provision for income tax (expense) benefit					914
Net income (loss)					$(378)

Interest revenue	$1,277	$342	$1,399	$192
Interest expense	$—	$—	$23	$132

Balance at December 31, 2017	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Total assets	$154,667	$18,049	$36,824	$14,652	$224,192
Separate account assets	$109,888	$5,250	$3,119	$—	$118,257
Separate account liabilities	$109,888	$5,250	$3,119	$—	$118,257

	Operating Results
Year Ended December 31, 2016	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Pre-tax adjusted earnings	$1,636	$26	$(834)	$39	$867
Provision for income tax expense (benefit)	484	—	(295)	(8)	181
Adjusted earnings	$1,152	$26	$(539)	$47	686
Adjustments for:
Net investment gains (losses)					(78)
Net derivative gains (losses)					(5,851)
Other adjustments to net income					357
Provision for income tax (expense) benefit					1,947
Net income (loss)					$(2,939)

Interest revenue	$1,451	$371	$1,441	$239
Interest expense	$—	$—	$61	$111

Balance at December 31, 2016	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Total assets	$152,146	$17,150	$40,007	$12,627	$221,930
Separate account assets	$104,855	$4,704	$3,484	$—	$113,043
Separate account liabilities	$104,855	$4,704	$3,484	$—	$113,043

	Operating Results
Year Ended December 31, 2015	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Pre-tax adjusted earnings	$1,452	$21	$717	$(77)	$2,113
Provision for income tax expense (benefit)	363	1	249	(41)	572
Adjusted earnings	$1,089	$20	$468	$(36)	1,541
Adjustments for:
Net investment gains (losses)					7
Net derivative gains (losses)					(326)
Other adjustments to net income					(332)
Provision for income tax (expense) benefit					229
Net income (loss)					$1,119

Interest revenue	$1,281	$371	$1,551	$125
Interest expense	$—	$—	$60	$101
The following table presents total revenues with respect to the Company’s segments, as well as Corporate & Other:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Annuities	$4,370	$4,958	$5,229
Life	1,315	1,249	1,137
Run-off	2,147	2,343	2,367
Corporate & Other	510	401	415
Adjustments	(1,500)	(5,933)	(257)
Total	$6,842	$3,018	$8,891
The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company’s segments, as well as Corporate & Other:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Annuity products	$3,363	$3,938	$4,249
Life insurance products	1,822	1,745	1,726
Other products	227	57	136
Total	$5,412	$5,740	$6,111

Substantially all of the Company’s premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.
Revenues derived from any customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.